Taxation - Income tax expense - Total income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting and taxable income
Deferred tax	€ (15,138)	€ 17,754	€ 43,138
Current tax	105,249	67,372	126,501
Total income tax expense	€ 90,111	€ 85,126	€ 169,639